ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Sep. 30, 2019
Advances To Suppliers [Abstract]
Schedule Of Prepaid Expenses and Other Assets [Table Text Block]

	September 30,
	2018	2019
	RMB	RMB

Prepayments for testing fee	140	246
Deposits for research and development fee	207	—
Others	841	292

	1,188	538